BT INSURANCE  FUND TRUST

PROSPECTUS:  FEBRUARY 5, 1997 AS SUPPLEMENTED JUNE 16, 1997

Small Cap Index Fund

This Prospectus offers shares of the Small Cap Index Fund (the "Fund"), a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having six series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to replicate as closely as possible the performance of the Russell 2000 Index before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its stated objective.

Bankers  Trust  Company  ("Bankers  Trust")  is  the  investment   manager  (the
"Manager") of the Fund.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying prospectus.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESESECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of BANKERS TRUST COMPANY Investment Manager of the Fund

440 FINANCIAL DISTRIBUTORS, INC.
Distributor
4400 Computer Drive
Westborough, MA 01581

                                            TABLE OF CONTENTS


                                                                           Page

THE FUND..................................................................  3

  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL..........................................................4

  Investment Objectives and Policies
  Risk Factors and Certain Securities and Investment Practices
  Net Asset Value
  Performance Information and Reports
  Management of the Trust


SHAREHOLDER AND ACCOUNT POLICIES...........................................13

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                                 THE FUND

The Fund seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. The Fund will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.

WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the Russell 2000 through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income as a primary objective. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund is intended to be a long-term investment vehicle and is not designated to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When an investor sells his or her Fund shares, they may be worth more or less than what the investor paid for them.

INVESTMENT PRINCIPLES AND RISKS

The value of the Fund's investments varies based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

 General economic factors in the various world markets can also impact the value of an investor's investment. When investors sell Fund shares, they may be worth more or less than what the investors paid for them. See "Risk Factors and Certain Securities and Investment Practices" for more information.

                                            THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the Fund's SAI. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to replicate as closely as possible (before deduction of Fund expenses) the total return of the Russell 2000. The Russell 2000 is composed of approximately 2,000 small-capitalization common stocks. A company's stock market capitalization is the total market value of its floating outstanding shares. As of December 31, 1995, the average stock market capitalization of the Russell 2000 was $280 million and the weighted average stock market capitalization of the Russell 2000 was $540 million.

The Fund is neither sponsored by nor affiliated with the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Russell 2000. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indices.

The Fund invests in a statistically selected sample of the 2,000 stocks included in the Russell 2000. The stocks of the Russell 2000 to be included in the Fund will be selected utilizing a statistical sampling technique known as
"optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g., price-to-book, price-to-earnings and debt-to-asset ratios and dividend yields) closely approximate those of the Russell 2000. For instance, if 10% of the capitalization of the Russell 2000 consists of utility companies with relatively small capitalizations, then the Fund is constructed so that approximately 10% of the Fund's assets are invested in the stocks of utility companies with relatively small capitalizations. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Russell 2000 as a whole.

General

Over time, the correlation between the performance of the Fund and the Russell 2000 is expected to be 0.95 or higher before deduction of Fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the Russell 2000. The Fund's ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the Russell 2000 or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the Russell 2000, Bankers Trust will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the Russell 2000.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the Russell 2000 should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). Additional investment policies of the Fund are contained in the SAI.

The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the Russell 2000. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or the Russell 2000. These instruments may be considered derivatives. See "Risk Factors and Certain Securities and Investment Practices -- Derivatives."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. The Fund will not invest in such instruments as part of a temporary defensive strategy (in anticipation of declining stock prices) to protect the Fund against potential market declines.

The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. See "Risk Factors and Certain Securities and Investment Practices" for more information about the investment practices of the Fund.

RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Market Risk

As a mutual fund investing primarily in common stocks, the Fund is subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Risks of Investing in Medium- and Small-Capitalization Stocks

Historically, medium- and small-capitalization stocks have been more volatile in price than the larger-capitalization stocks included in the Standard & Poor's 500 Composite Stock Price Index. Among the reasons for the greater price volatility of these securities are: the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors and Certain Securities and Investment Practices" in the SAI for a description of the fundamental policies of the Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objective, policies and restrictions of the Fund, see "The Fund in Detail" herein and "Risk Factors and Certain Securities and Investment Practices" herein and in the SAI. For descriptions of the management and expenses of the Fund, see "Management of the Trust" herein and in the SAI.

Short-Term Investments. The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending. The Fund may lend its investment securities to qualified institutional investors for either short-term or long-term purposes of realizing additional income. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, and such loans may not exceed 30% of the value of the Fund's net assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, Bankers Trust will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

When Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Derivatives

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Manager will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options. The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Warrants. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities. The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants and convertible securities. The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants and convertible securities for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants and convertible securities by the Fund are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants and convertible securities; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants and convertible securities purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Asset Coverage. To assure that futures and related options, as well as when-issued and delayed-delivery securities, are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the Securities and Exchange Commission (the "SEC"), either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

Portfolio Turnover

The frequency of Fund transactions - the Fund's turnover rate - will vary from year to year depending on market conditions and the Fund's cash flows. The Fund's annual portfolio turnover rate is not expected to exceed 100%.

NET ASSET VALUE

The Fund is open for business each day the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which under normal circumstances is 4:00 p.m., New York time. The net asset value per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.

PERFORMANCE INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust and/or the Trust's other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive unaudited financial reports semiannually that include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund require employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the Statement of Additional Information.

Investment Manager

The Fund has retained the services of Bankers Trust Global Investment Management, a unit of Bankers Trust, as investment manager. Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York 10017, is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.

As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $215 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Now, the Trust brings Bankers Trust's extensive investment management expertise - once available to only the largest institutions in the U.S. - to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.

Bankers Trust, subject to the supervision and direction of the Board of Trustees, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund, employs professional investment managers and securities analysts who provide research services to the Fund, oversees the administration of all aspects of the Trust's business and affairs and supervises the performance of professional services provided by other vendors. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment manager. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust.

As compensation for its services to the Fund, Bankers Trust receives a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.35% of the average daily net assets of the Fund for its then-current fiscal year.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Fund Manager

Frank Salerno, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981.

Expenses

In addition to the fees of the Manager, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, First Data generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, dated April 16, 1996, the Trust has agreed to pay First Data a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $3 billion; and 0.0075% of the Trust's monthly average net assets exceeding $3 billion, in addition to a flat fee of $70,000 per year per Fund.

Distributor

440 Financial Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and First Data serves as the transfer agent for the Fund.

Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of each of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Through its separate accounts, the Companies are the Fund's sole stockholders of record, so under the 1940 Act, such Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                                     SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

g:\shared\bankers\prospect\S&P500-4.doc
                         Investment Manager of the Fund
                   BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT
                                    a unit of
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                        440 FINANCIAL DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                              COOPERS & LYBRAND LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

                  ..........................................................

No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


                  ..........................................................

BT INSURANCE FUNDS TRUST

PROSPECTUS:  FEBRUARY 5, 1997 AS SUPPLEMENTED JUNE 16, 1997

EAFE(R) Equity Index Fund

This Prospectus offers shares of the EAFE(R) Equity Index Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having six series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to replicate as closely as possible the performance of the Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index (the "EAFE Index") before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its stated objective.

Bankers  Trust  Company  ("Bankers  Trust")  is  the  investment   manager  (the
"Manager") of the Fund.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying prospectus.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.

BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of BANKERS TRUST COMPANY Investment Manager of the Fund

440 FINANCIAL DISTRIBUTORS, INC.
Distributor
4400 Computer Drive
Westborough, MA 01581

                                TABLE OF CONTENTS

                                                                         Page

THE FUND...............................................................   3

  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL.....................................................   4

  Investment Objectives and Policies
  Risk Factors and Certain Securities and Investment Practices
  Net Asset Value
  Performance Information and Reports
  Management of the Trust

SHAREHOLDER AND ACCOUNT POLICIES.......................................  14

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND


The Fund seeks to replicate as closely as possible (before deduction of Expenses) the total return of EAFE Index, a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. The Fund will be invested primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the United States. Statistical methods will be employed to replicate the EAFE Index by buying most of the EAFE Index securities. Securities purchased for the Fund will generally, but not necessarily, be traded on a foreign securities exchange.

WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the EAFE Index through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve an extra level of diversification and also participate in opportunities around the world. However, there are additional risks involved with international investing. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the Fund invests.

The Fund is intended to be a long-term investment vehicle and is not designated to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When an investor sells his or her Fund shares, they may be worth more or less than what the investor paid for them.

INVESTMENT PRINCIPLES AND RISKS

The value of the Fund's investments varies based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

Because many foreign investments are denominated in foreign currencies, changes in the value of these currencies can significantly affect the Fund's share price. General economic factors in the various world markets can also impact the value of an investor's investment. When investors sell Fund shares, they may be worth more or less than what the investors paid for them. See "Risk Factors and Certain Securities and Investment Practices" for more information.

                               THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors and Certain Securities and Investment Practices" in this Prospectus and in the Fund's SAI. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to replicate as closely as possible (before deduction of Expenses) the total return of the EAFE Index. The Fund attempts to achieve this objective by investing in a statistically selected sample of the equity securities included in the EAFE Index.

The EAFE Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located in countries outside the United States. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

The Fund is constructed to have aggregate investment characteristics similar to those of the EAFE Index. The Fund invests in a statistically selected sample of the securities of companies included in the EAFE Index, although not all companies within a country will be represented in the Fund at the same time. Stocks are selected for inclusion in the Fund based on country of origin, market capitalization, yield, volatility and industry sector. Bankers Trust will manage the Fund using advanced statistical techniques to determine which stocks are to be purchased or sold to replicate the EAFE Index. From time to time, adjustments may be made in the Fund because of changes in the composition of the EAFE Index, but such changes should be infrequent.

The Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licenser of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index which is determined, composed and calculated by Morgan Stanley without regard to the issuer of the Fund or the Fund itself. Morgan Stanley has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the EAFE Index. Inclusion of a security in the EAFE Index in no way implies an opinion by Morgan Stanley as to its attractiveness as an investment. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Morgan Stanley has no obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund. The Fund is neither sponsored by nor affiliated with Morgan Stanley.

ALTHOUGH MORGAN STANLEY SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MORGAN STANLEY CONSIDERS RELIABLE, MORGAN STANLEY DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. MORGAN STANLEY MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. MORGAN STANLEY MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORGAN STANLEY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

General

Over time, the correlation between the performance of the Fund and the EAFE Index is expected to be 0.95 or higher before deduction of Fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the EAFE Index. The Fund's ability to track the EAFE Index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the EAFE Index or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the EAFE Index, Bankers Trust will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the EAFE Index.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the EAFE Index should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). These are fundamental investment policies of the Fund which may not be changed without shareholder approval. Additional investment policies of the Fund are contained in the SAI.

The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the EAFE Index. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate full investment in the EAFE Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or EAFE Index. These instruments may be considered derivatives. See "Risk Factors and Certain Securities and Investment Practices -- Derivatives."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. The Fund will not invest in such instruments as part of a temporary defensive strategy (in anticipation of declining stock prices) to protect the Fund against potential market declines.

The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. The Fund may engage in foreign currency forward and futures transactions for the purpose of enhancing Fund returns or hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. See "Risk Factors and Certain Securities and Investment Practices" for more information about the investment practices of the Fund.

RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Market Risk

As a mutual fund investing primarily in common stocks, the Fund is subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

Risks of Investing in Foreign Securities

Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of the Fund's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of the Fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Fund is also authorized to enter into certain foreign currency exchange transactions. Furthermore, the Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors and Certain Securities and Investment Practices" in the SAI for a description of the fundamental policies of the Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objective, policies and restrictions of the Fund, see "The Fund in Detail" herein and "Risk Factors and Certain Securities and Investment Practices" herein and in the SAI. For a description of the management and expenses of the Fund, see "Management of the Trust" herein and in the SAI.

Short-Term Investments. The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending. The Fund may lend its investment securities to qualified institutional investors for either short-term or long-term purposes of realizing additional income. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, and such loans may not exceed 30% of the value of the Fund's net assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, Bankers Trust will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

When Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Derivatives

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect the Fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Manager will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options. The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Warrants. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities. The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants and convertible securities. The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants and convertible securities for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants and convertible securities by the Fund are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants and convertible securities; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants and convertible securities purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Foreign Currency Forward, Futures and Related Options Transactions. The Fund may enter into foreign currency forward and foreign currency futures contracts in order to maintain the same currency exposure as the EAFE Index. The Fund may not enter into such contracts as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Such contracts do not eliminate fluctuations in the underlying prices of securities held by the Fund. Although such contracts tend to minimize the risk of loss due to a decline in the value of a currency that has been sold forward, and the risk of loss due to an increase in the value of a currency that has been purchased forward, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase.

Asset Coverage. To assure that futures and related options, as well as when-issued and delayed-delivery securities, are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the Securities and Exchange Commission (the "SEC"), either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

Portfolio Turnover

The frequency of Fund transactions - the Fund's turnover rate - will vary from year to year depending on market conditions and the Fund's cash flows. The Fund's annual portfolio turnover rate is not expected to exceed 100%.

NET ASSET VALUE

The Fund is open for business on each day when both the NYSE and the Tokyo Stock Exchange are open (each such day being a "Valuation Day"). The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which under normal circumstances is 4:00 p.m., New York time. The Fund will not process orders on any day when either the NYSE or the Tokyo Stock Exchange is closed. Orders received on such days will be priced on the next day the Fund computes its net asset value. As such, investors may experience a delay in purchasing or redeeming shares of the Fund. Some of the Fund's securities are listed on foreign exchanges which trade on Saturdays or other days when the NYSE and Tokyo Stock Exchange are closed. Since the Fund does not price on these days, the Fund's net asset value may by significantly affected on days when an investor has no access to the Fund's assets. The net asset value per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.

PERFORMANCE INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to the MSCI GDP weighted the EAFE Index, and the Lipper International Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust and/or the Trust's other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive unaudited financial reports semiannually that include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund requires employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the Statement of Additional Information.

Investment Manager

The Fund has retained the services of Bankers Trust Global Investment Management, a unit of Bankers Trust, as investment manager. Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York 10017, is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.

As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $215 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Now, the Trust brings Bankers Trust's extensive investment management expertise once available to only the largest institutions in the U.S. - to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.

Bankers Trust, subject to the supervision and direction of the Board of Trustees, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund, employs professional investment managers and securities analysts who provide research services to the Fund, oversees the administration of all aspects of the Trust's business and affairs and supervises the performance of professional services provided by other vendors. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment manager. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust.

As compensation for its services to the Fund, Bankers Trust receives a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.45% of the average daily net assets of the Fund for its then-current fiscal year.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Fund Manager

Richard J. Vella, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund. Mr. Vella has been employed by Bankers Trust since 1985 and has ten years of trading and investment experience.

Expenses

In addition to the fees of the Manager, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, First Data generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, dated April 16, 1996, the Trust has agreed to pay First Data a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $3 billion and 0.0075% of the Trust's monthly average net assets exceeding $3 billion, in addition to a flat fee of $70,000 per year per Fund.

Distributor

440 Financial Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and First Data serves as the transfer agent for the Fund.

Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Through its separate accounts, the Companies are the Fund's sole stockholders of record, so under the 1940 Act, such Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state and local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should consult a qualified tax adviser.

                         Investment Manager of the Fund
                   BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT
                                    a unit of
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                        440 FINANCIAL DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                              COOPERS & LYBRAND LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

                  ...................................................

No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


                  .................................................

BT INSURANCE FUNDS TRUST

PROSPECTUS:  FEBRUARY 5, 1997 AS SUPPLEMENTED JUNE 16, 1997

Equity 500 Index Fund

This Prospectus offers shares of the Equity 500 Index Fund (the "Fund"). The Fund is a series of BT Insurance Funds Trust (the "Trust"), which is an open-end management investment company currently having six series. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by various insurance companies (the "Companies").

The Fund seeks to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index before the deduction of Fund expenses (the "Expenses"). There is no assurance, however, that the Fund will achieve its stated objective.

Bankers  Trust  Company  ("Bankers  Trust")  is  the  investment   manager  (the
"Manager") of the Fund.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the Fund that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information ("SAI") with the same date has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may request a free copy of the SAI by calling the Trust at the Customer Service Center at the telephone number shown in the accompanying prospectus.

Fund shares are not deposits or obligations of, or guaranteed by, Bankers Trust or any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT a unit of BANKERS TRUST COMPANY Investment Manager of the Fund

440 FINANCIAL DISTRIBUTORS, INC.
Distributor
4400 Computer Drive
Westborough, MA 01581

                                TABLE OF CONTENTS

                                                                         Page

THE FUND................................................................. 3

  Who May Want to Invest
  Investment Principles and Risks


THE FUND IN DETAIL....................................................... 4

  Investment Objectives and Policies
  Risk Factors and Certain Securities and Investment Practices
  Net Asset Value
  Performance Information and Reports
  Management of the Trust


SHAREHOLDER AND ACCOUNT POLICIES.........................................13

  Purchase and Redemption of Shares
  Dividends, Distributions and Taxes

                                    THE FUND


The Fund seeks to replicate as closely as possible (before deduction of Expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. The Fund will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.

WHO MAY WANT TO INVEST

Shares of the Fund are available to the public only through the purchase of Contracts issued by the Companies.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a "passive" or "indexing" investment approach and attempts to replicate the investment performance of the Russell 2000 through statistical procedures.

The Fund may be appropriate for investors who are willing to endure stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income. Over time, stocks, although more volatile, have shown greater growth potential than other types of securities. In the shorter term, however, stock prices can fluctuate dramatically in response to market factors.

The Fund is intended to be a long-term investment vehicle and is not designated to provide investors with a means of speculating on short-term market movements. The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When an investor sells his or her Fund shares, they may be worth more or less than what the investor paid for them.

INVESTMENT PRINCIPLES AND RISKS

The Fund's investments vary based on many factors. Stock values fluctuate, sometimes dramatically, in response to the activities of individual companies and general market and economic conditions. Over time, however, stocks have shown greater long-term growth potential than other types of securities. Lower quality securities offer higher yields, but also carry more risk.

General economic factors in the various world markets can also impact the value of an investor's investment. When investors sell Fund shares, they may be worth more or less than what the investors paid for them. See "Risk Factors and Certain Securities and Investment Practices" for more information.

                               THE FUND IN DETAIL

INVESTMENT OBJECTIVES AND POLICIES

The following is a discussion of the various investments of and techniques employed by the Fund. Additional information about the investment policies of the Fund appears in "Risk Factors and Certain Securities and Investment Practices" herein and in the Fund's SAI. There can be no assurance that the investment objective of the Fund will be achieved.

The Fund seeks to replicate as closely as possible (before deduction of Expenses) the total return of the S&P 500.

The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange Inc. (the "NYSE"). Bankers Trust believes that the S&P 500 is representative of the performance of publicly traded common stocks in the U.S. in general.

In seeking to replicate the performance of the S&P 500, before deduction of Expenses, Bankers Trust will attempt over time to allocate the Fund's investment among common stocks in approximately the same proportions as they are represented in the S&P 500, beginning with the heaviest weighted stocks that make up a larger portion of the Index's value.

The Manager utilizes a two-stage sampling approach in seeking to obtain its objective. Stage one, which encompasses large capitalization stocks, maintains the stock holdings at or near their benchmark weights. Large capitalization stocks are defined as those securities which represent 0.10% or more of the S&P
500. In stage two, smaller stocks are analyzed and selected using risk characteristics and industry weights in order to match the sector and risk characteristics of the smaller companies in the S&P 500. This approach helps to maximize Fund liquidity while minimizing costs.

Bankers Trust generally will seek to match the composition of the S&P 500 but usually will not invest the Fund's stock portfolio to mirror the S&P 500 exactly. Because of the difficulty and cost of executing relatively small stock transactions, the Fund may not always be invested in the less heavily weighted S&P 500 stocks, and may at times have its portfolio weighted differently than the S&P 500, particularly if the Fund has a low level of assets. In addition, the Fund may omit or remove any S&P 500 stock from the Fund if, following objective criteria, Bankers Trust judges the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. Bankers Trust will not purchase the stock of Bankers Trust New York Corporation, which is included in the S&P 500, and instead will overweight its holdings of companies engaged in similar businesses.

About the S&P 500. The S&P 500 is composed of 500 common stocks, which are chosen by Standard & Poor's Corporation ("S&P") on a statistical basis to be included in the S&P 500. The inclusion of a stock in the S&P 500 in no way implies that S&P believes the stock to be an attractive investment. The 500 securities, most of which trade on the NYSE, represented, as of March 31, 1996, approximately 79.7% of the market value of all U.S. common stocks. Each stock in the S&P 500 is weighted by its market value. Bankers Trust believes that the performance of the S&P 500 is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to track general stock market performance.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.

For more information about the performance of the S&P 500, see the SAI.

General

Over time, the correlation between the performance of the Fund and the S&P 500 is expected to be 0.95 or higher before deduction of Fund expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and any capital gain distributions, increases or decreases in exact proportion to changes in the S&P 500. The Fund's ability to track the S&P 500 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Fund, changes in either the composition of the S&P 500 or the assets of the Fund, and the timing and amount of Fund investor contributions and withdrawals, if any. In the unlikely event that a high correlation is not achieved, the Trust's Board of Trustees will consider alternatives. Because the Fund seeks to track the S&P 500, Bankers Trust will not attempt to judge the merits of any particular stock as an investment.

Under normal circumstances, the Fund will invest at least 80% of its assets in the securities of the S&P 500.

As a diversified fund, no more than 5% of the assets of the Fund may be invested in the securities of one issuer (other than U.S. Government Securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. In the unlikely event that the S&P 500 should concentrate to an extent greater than that amount, the Fund's ability to achieve its objective may be impaired. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with maturities of more than seven days). Additional investment policies of the Fund are contained in the SAI.

The Fund may maintain up to 25% of its assets in short-term debt securities and money market instruments to meet redemption requests or to facilitate investment in the securities of the S&P 500. Securities index futures contracts and related options, warrants and convertible securities may be used for several reasons: to simulate full investment in the S&P 500 while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or S&P 500. These instruments may be considered derivatives. See "Risk Factors and Certain Securities and Investment Practices -- Derivatives."

The use of derivatives for non-hedging purposes may be considered speculative. While each of these securities can be used as leveraged investments, the Fund may not use them to leverage its net assets. No Fund will invest in such instruments as part of a temporary defensive strategy (in anticipation of declining stock prices) to protect the Fund against potential market declines.

The Fund may lend its investment securities and purchase securities on a when-issued and a delayed delivery basis. See "Risk Factors and Certain Securities and Investment Practices" for more information about the investment practices of the Fund.

RISK FACTORS AND CERTAIN SECURITIES AND INVESTMENT PRACTICES

The following pages contain more detailed information about types of instruments in which the Fund may invest and strategies Bankers Trust may employ in pursuit of the Fund's investment objective. A summary of risks and restrictions associated with these instrument types and investment practices is included as well.

Bankers Trust may not buy all of these instruments or use all of these techniques to the full extent permitted unless it believes that doing so will help the Fund achieve its goal. Holdings and recent investment strategies are described in the financial reports of the Fund, which are sent to Fund shareholders on a semi-annual and annual basis.

Market Risk

As a mutual fund investing primarily in common stocks, the Fund is subject to market risk --- i.e., the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund. See "Risk Factors and Certain Securities and Investment Practices" in the SAI for a description of the fundamental policies of the Fund that cannot be changed without approval by "the vote of a majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund.

For descriptions of the investment objective, policies and restrictions of the Fund, see "The Fund in Detail" herein and "Risk Factors and Certain Securities and Investment Practices" herein and in the SAI. For descriptions of the management and expenses of the Fund, see "Management of the Trust" herein and in the SAI.

Short-Term Investments. The Fund may invest in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions or to serve as collateral for the obligations underlying the Fund's investment in securities index futures or related options or warrants. These securities include: obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or by any of the states, repurchase agreements, time deposits, certificates of deposit, bankers' acceptances and commercial paper.

U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Securities Lending. The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors. In lending securities to brokers, dealers and other organizations, the Fund is subject to risks which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

When Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with its custodian a segregated account containing cash or liquid portfolio securities in an amount at least equal to these commitments.

Derivatives

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Manager will only use derivatives for cash management purposes. Derivatives will not be used to increase portfolio risk above the level that would be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund.

Securities Index Futures and Related Options. The Fund may enter into securities index futures contracts and related options provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options and provided that not more than 20% of the Fund's assets are invested in futures and options at any time. When the Fund has cash from new investments in the Fund or holds a portion of its assets in money market instruments, it may enter into index futures or options to attempt to increase its exposure to the market. Strategies the Fund could use to accomplish this include purchasing futures contracts, writing put options and purchasing call options. When the Fund wishes to sell securities, because of shareholder redemptions or otherwise, it may use index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options and purchasing put options.

Warrants. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

Convertible Securities. The Fund may invest in convertible securities which are a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream -- generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debt security -- a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Further risks associated with the use of futures contracts, options, warrants and convertible securities. The risk of loss associated with futures contracts in some strategies can be substantial due to both the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss or gain. However, the Fund will not use futures contracts, options, warrants and convertible securities for speculative purposes or to leverage their net assets. Accordingly, the primary risks associated with the use of futures contracts, options, warrants and convertible securities by the Fund are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, options, warrants and convertible securities; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into stock transactions on an exchange with an active and liquid secondary market. However, options, warrants and convertible securities purchased or sold over-the-counter may be less liquid than exchange-traded securities. Illiquid securities, in general, may not represent more than 15% of the net assets of the Fund.

Asset Coverage. To assure that futures and related options, as well as when-issued and delayed-delivery securities, are not used by the Fund to achieve excessive investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the Securities and Exchange Commission (the "SEC"), either by owning the underlying securities, entering into an off-setting transaction, or by establishing a segregated account with the Fund's custodian containing cash or liquid portfolio securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

Portfolio Turnover

The frequency of Fund transactions - the Fund's turnover rate - will vary from year to year depending on market conditions and the Fund's cash flows. The Fund's annual portfolio turnover rate is not expected to exceed 100%.

NET ASSET VALUE

The Fund is open for business each day the NYSE is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The net asset value per share of the Fund is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which under normal circumstances is 4:00 p.m., New York time. The net asset value per share of the Fund is computed by dividing the value of the Fund's assets, less all liabilities, by the total number of its shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Fund's Board of Trustees believes accurately reflects fair value.

PERFORMANCE INFORMATION AND REPORTS

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to existing or prospective owners of the Companies' variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, Bankers Trust and/or the Trust's other service providers may have voluntarily agreed to waive portions of their respective fees, or reimburse certain operating expenses of the Fund, on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

Total returns are based on past results and are not an indication of future performance.

Shareholders will receive unaudited financial reports semiannually that include the Fund's financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST

Board of Trustees

The affairs of the Fund are managed under the supervision of the Board of Trustees of the Trust, of which the Fund is a series. By virtue of the responsibilities assumed by Bankers Trust, neither the Trust nor the Fund require employees other than the Trust's officers. None of the Trust's officers devotes full time to the affairs of the Trust or the Fund.

For more information with respect to the Trustees of the Trust, see "Management of the Trust" in the Statement of Additional Information.

Investment Manager

The Fund has retained the services of Bankers Trust Global Investment Management, a unit of Bankers Trust, as investment manager. Bankers Trust, a New York banking corporation with executive offices at 280 Park Avenue, New York, New York 10017, is a wholly-owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.

As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $215 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. Now, the Trust brings Bankers Trust's extensive investment management expertise once available to only the largest institutions in the U.S. - to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.

Bankers Trust, subject to the supervision and direction of the Board of Trustees, manages the Fund in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund, employs professional investment managers and securities analysts who provide research services to the Fund, oversees the administration of all aspects of the Trust's business and affairs and supervises the performance of professional services provided by other vendors. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment manager. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents and customers of Bankers Trust.

As compensation for its services to the Fund, Bankers Trust receives a fee from the Fund, accrued daily and paid monthly, equal on an annual basis to 0.20% of the average daily net assets of the Fund for its then-current fiscal year.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Fund described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretations of relevant Federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities law.

Fund Manager

Frank Salerno, Managing Director of Bankers Trust, is responsible for the day-to-day management of the Fund. Mr. Salerno oversees administration, management and trading of international and domestic equity index strategies. He has been employed by Bankers Trust since 1981.

Expenses

In addition to the fees of the Manager, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of the Fund's custodian and transfer agent, SEC fees, a pro rata portion of the fees of the Trust's unaffiliated trustees and officers, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowners"), the Fund's pro rata portion of membership fees in trade organizations, a pro rata portion of the fidelity bond coverage for the Trust's officers, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by the relevant Company.

Administrator

First Data Investor Services Group, Inc. ("First Data"), a subsidiary of First Data Corporation, One Exchange Place, Boston, Massachusetts 02109, serves as the Fund's administrator pursuant to an Administration Agreement with the Trust. Under the terms of the Administration Agreement, First Data generally assists in all aspects of the Fund's operations, other than providing investment advice, subject to the overall authority of the Trust's Board of Trustees. Pursuant to the terms of the Administration Agreement, dated April 16, 1996, the Trust has agreed to pay First Data a monthly fee at the annual rate of 0.02% of the value of the Trust's average monthly net assets not exceeding $2 billion; 0.01% of the Trust's monthly average net assets exceeding $2 billion but not exceeding $3 billion; and 0.0075% of the Trust's monthly average net assets exceeding $3 billion, in addition to a flat fee of $70,000 per year per Fund.

Distributor

440 Financial Distributors, Inc. (the "Distributor") serves as distributor of the Fund's shares to separate accounts of the Companies for which it receives no separate fee from the Fund. The principal business address of the Distributor is 4400 Computer Drive, Westborough, Massachusetts 01581.

Custodian and Transfer Agent

Bankers Trust acts as custodian of the assets of the Fund and First Data serves as the transfer agent for the Fund.

Organization of the Trust

The Trust was organized on January 19, 1996, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of the Fund and the Trust's other series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate Prospectuses. No series of shares has any preference over any other series. All shares, when issued, will be fully paid and nonassessable. The Trust's Board of Trustees has the authority to create additional series without obtaining shareholder approval.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

Through its separate accounts, the Companies are the Fund's sole stockholders of record, so under the 1940 Act, such Companies are deemed to be in control of the Fund. Nevertheless, when a shareholders' meeting occurs, each Company solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. Each Company then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in proportion to the voting instructions received. Each Company will vote any share that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the Trustees.

The Trust is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval.

The Fund is only available to owners of variable annuities or variable life insurance policies issued by the Companies through their respective separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Trustees monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investment in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. Each Company will bear the expenses of establishing separate portfolios for its variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of economies of scale benefits that can be provided to mutual funds with substantial assets.

                        SHAREHOLDER AND ACCOUNT POLICIES

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund will be continuously offered to each Company's separate accounts at the net asset value per share next determined after a proper purchase request has been received by the Company. The Company then offers to Contractowners units in its separate accounts which directly correspond to shares in the Fund. Each Company submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to the Company by such Contractowners. Contractowners can send such instructions and requests to the Companies by first class mail, overnight mail or express mail sent to the address set forth in the relevant Company's offering memorandum included with this prospectus. The Fund and the Distributor reserve the right to reject any purchase order for shares of the Fund.

Payment for redeemed shares will ordinarily be made within seven (7) business days after the Fund receives a redemption order from the relevant Company. The redemption price will be the net asset value per share next determined after the Company receives the Contractowner's request in proper form.

The Fund may suspend the right of redemption or postpone the date of payment during any period when trading on the NYSE is restricted, or the NYSE is closed for other than weekends and holidays; when an emergency makes it not reasonably practicable for the Fund to dispose of assets or calculate its net asset value; or as permitted by the SEC.

The accompanying offering memorandum for the Company's variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes substantially all of its net income and capital gains to shareholders each year. The Fund distributes capital gains and income dividends annually. All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by the Companies' separate accounts in additional shares of the Fund, unless an election is made by a Contractowner to receive distributions in cash.

The Fund will be treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.

The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Manager intends to diversify the Fund's investments in accordance with those requirements. The enclosed offering memorandum for a Company's variable annuity or variable life insurance policies describes the federal income tax treatment of distributions from such contracts to Contractowners.

The foregoing is only a brief summary of important tax law provisions that affect the Fund. Other Federal, state or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a variable contract to or from the Fund should contact a qualified tax adviser.

                         Investment Manager of the Fund
                   BANKERS TRUST GLOBAL INVESTMENT MANAGEMENT
                                    a unit of
                              BANKERS TRUST COMPANY

                                  Administrator
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                                   Distributor
                        440 FINANCIAL DISTRIBUTORS, INC.

                                    Custodian
                              BANKERS TRUST COMPANY

                                 Transfer Agent
                    FIRST DATA INVESTOR SERVICES GROUP, INC.

                             Independent Accountants
                              COOPERS & LYBRAND LLP

                                     Counsel
                            WILLKIE FARR & GALLAGHER

                  ..............................................

No person has been authorized to give any information or to make any representation other than those contained in the Fund's Prospectus, its Statement of Additional Information or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


                  ..............................................